Loans and borrowings - Narrative (Details) € in Thousands, $ in Millions					12 Months Ended
	Apr. 19, 2022 EUR (€)	Apr. 19, 2022 USD ($)	Apr. 01, 2022 EUR (€)	Apr. 01, 2022 USD ($)	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2023 USD ($)	Dec. 16, 2020	Sep. 30, 2020 EUR (€)	Sep. 30, 2020 USD ($)	Aug. 28, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings					€ 788,836	€ 723,230
Proceeds from loans and borrowings					0	0	€ 630,000
Current portion					61,945	676
Term Loan
Disclosure of detailed information about borrowings [line items]
Notional amount												€ 630,000
Revolving Credit Facility (RCF)
Disclosure of detailed information about borrowings [line items]
Notional amount												100,000
Borrowings					99,100	99,100						€ 99,000
Undrawn borrowing facilities					900	900
Proceeds from non-current borrowings					99,000
Non-cash guarantees					100	100
New Senior Facilities Agreement (SFA)
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred					9,300
Borrowing costs incurred, amortized					1,700	1,800
Supplemental Liquidity Facility (SLF)
Disclosure of detailed information about borrowings [line items]
Notional amount										€ 70,100	$ 75.0
Borrowings, interest rate										2.75%	2.75%
Proceeds from loans and borrowings	€ 41,400	$ 45.0	€ 18,000	$ 20.0
Undrawn borrowing facilities					9,400			$ 10.0
Other bank loans
Disclosure of detailed information about borrowings [line items]
Borrowings					3,200
Current portion					600
Bank overdraft
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities					€ 11,600	€ 8,400
> 4.00x | Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									2.75%			2.75%
> 4.00x | Revolving Credit Facility (RCF)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									2.50%			2.50%
≤ 3.50x > 3.00x | Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate												2.00%
≤ 3.50x > 3.00x | Revolving Credit Facility (RCF)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate												1.75%
Maximum | Term Loan
Disclosure of detailed information about borrowings [line items]
Total Net Leverage ratio, maximum					4.75			4.75
Bottom of range | Euribor | Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis												0.00%
Bottom of range | Euribor | Revolving Credit Facility (RCF)
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis												0.00%